AOMT 2021-5 ABS-15G

 Exhibit 99.5

Data Compare Summary (Total)
Run Date - 8/10/2021 10:05:50 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Borrower Last Name	1	26	3.85%	29
City	1	29	3.45%	29
Disbursement Date	0	1	0.00%	29
Investor: Qualifying Housing Ratio	12	20	60.00%	29
Investor: Qualifying Total Debt Ratio	7	28	25.00%	29
Margin	4	18	22.22%	29
MERS Min Number	9	19	47.37%	29
Note Date	0	29	0.00%	29
Occupancy	0	29	0.00%	29
Original CLTV	0	29	0.00%	29
Original Loan Amount	0	29	0.00%	29
Original LTV	0	29	0.00%	29
Original P&I	0	2	0.00%	29
Original Term	0	25	0.00%	29
Originator Loan Designation	1	18	5.56%	29
Property Type	2	29	6.90%	29
Purpose	0	29	0.00%	29
Refi Purpose	1	10	10.00%	29
Representative FICO	2	29	6.90%	29
State	0	29	0.00%	29
Zip	0	29	0.00%	29
Total	40	486	8.23%	29